COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012
Commitments and Contingencies

12. COMMITMENTS AND CONTINGENCIES

Purchase Commitments

On November 12, 2009, Tops Markets entered into a supply contract with C&S Wholesale Grocers, Inc. (“C&S”) whereby C&S provides warehousing, logistics, procurement and purchasing services in support of the majority of the Company’s supply chain. The agreement expires on September 24, 2016. The agreement provides that the actual costs of performing these services shall be reimbursed to C&S on an “open-book” or “cost-plus” basis, whereby the parties will negotiate annual budgets that will be reconciled against actual costs on a periodic basis. The parties will also annually negotiate services specifications and performance standards that will govern warehouse operations. The agreement defines the parties’ respective responsibilities for the procurement and purchase of merchandise intended for use or resale at the Company’s stores, as well as the parties’ respective remuneration for warehousing and procurement/purchasing activities. In consideration for the services it provides under the agreement, C&S will be paid an annual fee and will have incentive income opportunities based upon the Company’s cost savings and increases in retail sales volume.

On September 24, 2012, Tops Markets entered into a separate supply agreement with C&S to provide similar services in support of the 21 supermarkets acquired in the GU Acquisition from GU Markets LLC, an affiliate of C&S, in October 2012. This agreement expires on September 23, 2022.

Effective May 1, 2013, Tops Markets entered into a member participation agreement with Topco Associates LLC, a procurement cooperative for food retailers and wholesalers, for the supply of substantially all of the Company’s prescription drugs and other health and beauty care products requirements. There is no minimum purchase requirement, and this agreement expires February 28, 2017. The Company’s previous supply agreement for these products with McKesson Corporation was terminated without penalty.

Effective July 24, 2010, Tops Markets extended its existing IT outsourcing agreement with HP Enterprise Services, LLC (formerly known as Electronic Data Systems, LLC), or HP, through December 31, 2017. Under the agreement, HP provides data center operations, mainframe processing, business applications and systems development to enhance the Company’s customer service and efficiency. The charges under this agreement are based upon the services requested at predetermined rates.

The costs of these purchase commitments are not reflected in the Company’s condensed consolidated balance sheets.

Environmental Liabilities

The Company is contingently liable for potential environmental issues of some of its properties. As the Company is unaware of environmental issues that are expected to materially impact the Company’s condensed consolidated financial statements as a whole, no amounts were accrued as of October 5, 2013 or December 29, 2012.

Collective Bargaining Agreements

The Company employs approximately 14,000 associates. Approximately 87% of these associates are members of United Food and Commercial Workers, or UFCW, District Union Local One, or Local One, or two other UFCW unions. All other associates are non-union with approximately 25% serving in the Company’s supermarkets acquired in the GU Acquisition, and the remaining non-union associates serving primarily in management, field support or pharmacist roles. The Company is a party to six collective bargaining agreements with Local One expiring between March 2014 and October 2015. The two non-Local One UFCW collective bargaining agreements expire in February 2015 and April 2016, respectively.

C&S-Related Multiemployer Pension Plans

At the time we entered into our original supply agreement with C&S, certain of our warehouse personnel became employees of C&S, with C&S assuming our obligations under several multiemployer pension plans. Although we are not a sponsoring employer of, and make no contribution payments to any of these multiemployer pension plans, we have certain contractual indemnification obligations for withdrawal liability that may arise in the event of C&S’s withdrawal from those plans, or upon termination of the supply agreement.

Legal Proceedings

The Company is unaware of legal proceedings that are expected to materially impact the Company’s condensed consolidated financial statements as a whole. No amounts related to legal proceedings were accrued as of October 5, 2013 or December 29, 2012.

15. COMMITMENTS AND CONTINGENCIES

Purchase Commitments

On November 12, 2009, the Company entered into a supply contract with C&S whereby C&S provides warehousing, logistics, procurement and purchasing services in support of the majority of the Company’s supply chain. The agreement expires on September 24, 2016. The agreement provides that the actual costs of performing these services shall be reimbursed to C&S on an “open-book” or “cost-plus” basis, whereby the parties will negotiate annual budgets that will be reconciled against actual costs on a periodic basis. The parties will also annually negotiate services specifications and performance standards that will govern warehouse operations. The agreement defines the parties’ respective responsibilities for the procurement and purchase of merchandise intended for use or resale at the Company’s stores, as well as the parties’ respective remuneration for warehousing and procurement/purchasing activities. In consideration for the services it provides under the agreement, C&S will be paid an annual fee and will have incentive income opportunities based upon the Company’s cost savings and increases in retail sales volume.

On September 24, 2012, the Company entered into a supplemental supply agreement with C&S to provide similar services in support of the 21 supermarkets acquired in the GU Acquisition. This agreement expires on September 23, 2022.

Effective December 1, 2010, the Company extended the term of its existing supply contract with McKesson through January 31, 2014 for the supply of substantially all of the Company’s prescription drugs and other health and beauty care products requirements. The Company is required to purchase a minimum of $400 million of product during the period from December 1, 2010 to January 1, 2014. The Company purchased $135.5 million, $146.7 million and $11.2 million of product under this contract during Fiscal 2012, Fiscal 2011 and December 2010, respectively, and expects to meet the minimum purchases requirement.

Effective July 24, 2010, the Company extended its existing IT outsourcing agreement with HP Enterprise Services, LLC (formerly known as Electronic Data Systems, LLC), or HP through December 31, 2017 to provide a wide range of information systems services. Under the agreement, HP provides data center operations, mainframe processing, business applications and systems development to enhance the Company’s customer service and efficiency. The charges under this agreement are based upon the services requested at predetermined rates.

The costs of these purchase commitments are not reflected in the Company’s consolidated balance sheets.

Asset Retirement Obligations

The changes in the Asset Retirement Obligations are as follows (dollars in thousands):

Balance – January 1, 2011	$2,336
Accretion of liability	212
Incremental obligations incurred	83

Balance – December 31, 2011	2,631
Obligations of acquired supermarkets	393
Accretion of liability	235

Balance – December 29, 2012	$3,259

Environmental Liabilities

The Company is contingently liable for potential environmental issues of some of its properties. As the Company is unable to determine the amount of any potential liability, no amounts were accrued as of December 29, 2012 and December 31, 2011.

Collective Bargaining Agreements

The Company employs approximately 13,400 associates. Approximately 88% of these associates are members of United Food and Commercial Workers, or UFCW, District Union Local One, or Local One, or two other UFCW unions. All other associates are non-union with approximately 25% serving in our Grand Union acquired supermarket locations, and the remaining non-union associates serving primarily in management, field support or pharmacist roles. The Company is a party to six collective bargaining agreements with Local One expiring between March 2014 and October 2015. The two non-Local One UFCW collective bargaining agreements expire in April 2013 and February 2015, respectively.

C&S-Related Multiemployer Pension Plans

At the time we entered into our original supply agreement with C&S, certain of our warehouse personnel became employees of C&S, with C&S assuming our obligations under several other multiemployer pension plans. Although we are not a sponsoring employer of, and make no contribution payments to any of these other multiemployer pension plans, we have certain contractual indemnification obligations for withdrawal liability that may arise in the event of C&S’s withdrawal from such plans, or upon termination of the supply agreement.

Legal Proceedings

The Company is unaware of legal proceedings that are expected to materially impact the Company’s consolidated financial statements as a whole. Accordingly, no amounts related to legal proceedings were accrued as of December 29, 2012 and December 31, 2011.